Fair Value Measurements (Schedule of Balance Sheet Classification and Fair Values of Derivative Instruments) (Details) In Thousands, unless otherwise specified	Sep. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2014 Foreign Exchange Contract [Member] Other current assets [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2013 Foreign Exchange Contract [Member] Other current assets [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2014 Foreign Exchange Contract [Member] Other current assets [Member] Not Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2014 Foreign Exchange Contract [Member] Other current assets [Member] Not Designated as Hedging Instrument [Member] EUR (€)	Sep. 30, 2014 Foreign Exchange Contract [Member] Other current assets [Member] Not Designated as Hedging Instrument [Member] ILS	Dec. 31, 2013 Foreign Exchange Contract [Member] Other current assets [Member] Not Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2014 Foreign Exchange Contract [Member] Accrued expenses and other current liabilities [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2013 Foreign Exchange Contract [Member] Accrued expenses and other current liabilities [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2014 Foreign Exchange Contract [Member] Accrued expenses and other current liabilities [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2013 Foreign Exchange Contract [Member] Accrued expenses and other current liabilities [Member] Not Designated as Hedging Instrument [Member] USD ($)
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount				$ 5,760	$ 63,000	€ 46,500		$ 12,490
Liability derivatives - Notional amount							162,900		18,150		45,700	54,000
Notional amount	126,850	72,250
Assets derivatives - Fair value				153	4,473			301
Liability derivatives - Fair value									(952)		(1,482)	(1,543)
Fair value	$ 2,039	$ (1,089)